Annual Total Returns - FidelityFixed-IncomeActiveETFs-ComboPRO - FidelityFixed-IncomeActiveETFs-ComboPRO - Fidelity Total Bond ETF - Fidelity Total Bond ETF	Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Oct. 06, 2014
Annual Return 2015	(1.44%)
Annual Return 2016	6.65%
Annual Return 2017	4.07%
Annual Return 2018	(0.67%)
Annual Return 2019	9.90%
Annual Return 2020	9.51%
Annual Return 2021	(0.35%)
Annual Return 2022	(12.73%)
Annual Return 2023	6.84%